INTANGIBLE ASSETS (Details 1)	Sep. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 41,002
2024	164,008
2025	164,008
2026	164,008
2027 and beyond	643,182
Total	$ 1,176,208